CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 45,438,767	$ 19,295,063	$ 13,859,407
Current portion of advances to suppliers, allowance (in dollars)	$ 15,600,496	$ 6,143,783	$ 5,980,338
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,982,271,362	3,964,085,354	3,486,901,296
Ordinary shares, shares outstanding	3,982,271,362	3,964,085,354	3,486,901,296